Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IIV-NPRT3-0923
1.9885500.105
Common Stocks - 99.3%
	Shares	Value ($)
Australia - 6.2%
AGL Energy Ltd.	758,590	6,211,352
ANZ Group Holdings Ltd.	1,896,883	32,909,363
BHP Group Ltd.	2,213,288	68,401,482
BlueScope Steel Ltd.	583,915	8,565,991
Glencore PLC	12,763,435	77,620,019
Incitec Pivot Ltd.	2,460,736	4,991,687
Qantas Airways Ltd. (a)	1,127,930	4,947,328
Rio Tinto Ltd.	470,319	36,983,967
Sonic Healthcare Ltd.	592,221	13,982,489
South32 Ltd.	5,770,988	15,196,144
Whitehaven Coal Ltd.	1,106,529	5,143,328
TOTAL AUSTRALIA		274,953,150
Austria - 0.8%
Erste Group Bank AG	439,241	16,603,666
OMV AG	177,305	7,992,821
Voestalpine AG	140,254	4,641,699
Wienerberger AG	141,561	4,641,373
TOTAL AUSTRIA		33,879,559
Belgium - 1.5%
Anheuser-Busch InBev SA NV	947,698	54,213,690
Solvay SA Class A	92,558	11,102,837
TOTAL BELGIUM		65,316,527
Brazil - 0.2%
Yara International ASA	206,547	8,445,255
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	4,554,500	13,840,625
Wilmar International Ltd.	3,954,700	11,479,708
TOTAL CHINA		25,320,333
Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	10,746	22,074,511
Finland - 0.9%
Nokia Corp.	6,779,143	26,648,394
Stora Enso Oyj (R Shares)	775,876	9,516,059
TietoEVRY Oyj	133,534	3,406,239
TOTAL FINLAND		39,570,692
France - 10.7%
Arkema SA	81,767	8,806,880
BNP Paribas SA	1,398,229	92,210,175
Bouygues SA	260,955	9,347,812
Capgemini SA	40,173	7,280,094
Carrefour SA	742,828	14,849,975
Compagnie de St.-Gobain	653,490	44,174,133
Compagnie Generale des Etablissements Michelin SCA Series B	904,763	29,628,326
Credit Agricole SA	1,725,174	21,418,678
Dassault Aviation SA	29,472	5,725,869
Eiffage SA	99,330	10,333,766
Elis SA	251,394	5,193,701
Engie SA	2,344,925	38,469,258
Forvia (a)	214,747	5,388,129
Orange SA (b)	2,392,847	27,048,359
Renault SA	262,269	11,507,196
Rexel SA	307,532	7,411,841
Societe Generale Series A	925,476	25,169,916
Sopra Steria Group	19,005	4,131,139
Teleperformance	72,795	10,545,020
TotalEnergies SE	692,922	42,099,531
Valeo SA	293,084	6,622,152
VINCI SA	387,296	45,470,336
TOTAL FRANCE		472,832,286
Germany - 13.7%
Aurubis AG	39,871	3,749,917
Bayer AG	1,244,700	72,794,343
Bayerische Motoren Werke AG (BMW)	476,170	58,040,633
Commerzbank AG	1,295,288	15,487,840
Continental AG	136,837	10,925,845
Daimler Truck Holding AG	638,372	23,969,544
Deutsche Bank AG	2,618,534	29,021,108
Deutsche Lufthansa AG (a)	757,321	7,642,286
Deutsche Telekom AG	4,422,378	96,413,290
DHL Group	1,220,507	62,695,785
E.ON SE	2,764,383	34,968,747
Evonik Industries AG	259,779	5,372,644
Fresenius Medical Care AG & Co. KGaA	252,786	13,128,313
Fresenius SE & Co. KGaA	520,930	16,340,915
HeidelbergCement AG	183,481	14,868,043
K+S AG	242,498	4,619,305
LEG Immobilien AG (a)	93,894	6,644,298
Mercedes-Benz Group AG (Germany)	989,478	79,022,610
Merck KGaA	163,745	28,770,013
Siemens Energy AG (a)	627,874	10,624,447
Thyssenkrupp AG	559,997	4,451,632
TUI AG (a)	572,180	4,630,264
TOTAL GERMANY		604,181,822
Hong Kong - 1.8%
CK Asset Holdings Ltd.	2,458,000	14,182,769
Henderson Land Development Co. Ltd.	1,655,930	5,118,760
Hongkong Land Holdings Ltd.	1,355,300	4,824,868
Jardine Matheson Holdings Ltd.	308,033	15,210,670
Link (REIT)	3,235,600	18,109,469
Sun Hung Kai Properties Ltd.	1,909,000	23,970,601
TOTAL HONG KONG		81,417,137
Israel - 1.0%
Bank Hapoalim BM (Reg.)	1,514,345	13,460,295
Bank Leumi le-Israel BM	1,900,863	15,184,569
Icl Group Ltd.	914,762	6,070,796
Israel Discount Bank Ltd. (Class A)	1,523,113	8,074,054
TOTAL ISRAEL		42,789,714
Italy - 3.0%
A2A SpA	1,984,644	3,787,062
Banco BPM SpA	1,865,620	9,329,081
BPER Banca	1,345,378	4,655,178
Eni SpA	3,078,262	46,995,417
Leonardo SpA	512,748	6,942,784
UniCredit SpA	2,382,868	60,334,831
TOTAL ITALY		132,044,353
Japan - 26.0%
Aisin Seiki Co. Ltd.	231,500	7,509,735
Alfresa Holdings Corp.	257,000	4,098,921
Brother Industries Ltd.	326,600	5,081,567
Canon, Inc.	1,280,900	33,105,351
Chubu Electric Power Co., Inc.	960,400	12,033,269
Electric Power Development Co. Ltd.	220,300	3,484,167
FUJIFILM Holdings Corp.	472,600	27,396,283
Honda Motor Co. Ltd.	2,157,300	68,777,745
INPEX Corp.	1,335,200	17,198,566
Isuzu Motors Ltd.	788,000	10,202,762
Itochu Corp.	1,329,800	53,747,232
Japan Post Bank Co. Ltd.	1,708,200	14,204,482
Japan Post Holdings Co. Ltd.	2,894,100	21,136,400
Japan Post Insurance Co. Ltd.	253,200	4,090,818
Japan Tobacco, Inc.	1,354,400	30,017,384
JFE Holdings, Inc.	731,800	11,815,588
JGC Holdings Corp.	328,700	4,600,160
Kawasaki Kisen Kaisha Ltd.	263,600	7,934,033
KDDI Corp.	1,133,700	33,366,719
Kobe Steel Ltd.	502,200	5,478,610
Kyocera Corp.	427,800	22,985,999
Marubeni Corp.	2,115,600	37,377,855
Mazda Motor Corp.	760,500	7,544,536
Mebuki Financial Group, Inc.	1,379,800	3,660,328
Medipal Holdings Corp.	271,400	4,648,129
Mitsubishi Corp.	1,847,600	94,350,782
Mitsubishi Motors Corp. of Japan	868,500	3,489,506
Mitsui & Co. Ltd.	1,957,200	76,229,889
Mitsui OSK Lines Ltd.	458,700	11,849,172
Mizuho Financial Group, Inc.	3,145,800	53,369,643
NEC Corp.	345,700	17,454,491
NGK Insulators Ltd.	335,800	4,111,789
Nippon Express Holdings, Inc.	107,900	6,321,629
Nippon Steel & Sumitomo Metal Corp.	1,204,000	27,471,156
Nippon Yusen KK	646,400	15,666,448
Nissan Motor Co. Ltd.	2,994,620	13,191,747
Niterra Co. Ltd.	217,300	4,585,348
Ono Pharmaceutical Co. Ltd.	603,100	11,052,009
Osaka Gas Co. Ltd.	513,100	8,071,682
Otsuka Holdings Co. Ltd.	686,900	25,227,937
Panasonic Holdings Corp.	2,870,600	35,432,940
Renesas Electronics Corp. (a)	1,470,700	28,375,453
Ricoh Co. Ltd.	772,200	6,858,150
Seiko Epson Corp.	390,200	6,397,508
Shionogi & Co. Ltd.	354,400	14,852,217
Sojitz Corp.	262,000	6,215,513
Subaru Corp.	779,600	14,721,790
Sumco Corp.	443,700	6,455,973
Sumitomo Corp.	1,585,700	33,962,168
Sumitomo Electric Industries Ltd.	1,005,900	12,868,506
Sumitomo Forestry Co. Ltd.	242,200	5,837,724
Suzuki Motor Corp.	604,700	24,215,203
Takeda Pharmaceutical Co. Ltd.	1,948,200	59,565,929
Tokyo Electric Power Co., Inc. (a)	1,018,000	4,042,948
Tokyo Gas Co. Ltd.	512,400	11,615,577
Toyota Motor Corp.	2,025,200	34,051,231
Yamaha Motor Co. Ltd.	431,200	12,608,808
Yokohama Rubber Co. Ltd.	169,700	3,796,824
TOTAL JAPAN		1,145,814,329
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	702,314	20,308,709
Netherlands - 5.3%
ABN AMRO Bank NV GDR (Bearer) (c)	509,259	8,656,522
EXOR NV	146,563	13,687,743
Heineken Holding NV	134,766	11,046,462
Koninklijke Ahold Delhaize NV	1,236,159	42,608,704
Randstad NV	154,024	9,022,935
Shell PLC (London)	2,893,123	87,684,121
Signify NV (c)	162,608	5,107,959
Stellantis NV (Italy)	2,740,482	56,177,354
TOTAL NETHERLANDS		233,991,800
Norway - 1.1%
Equinor ASA	1,290,269	39,467,371
Norsk Hydro ASA	1,730,093	11,331,111
TOTAL NORWAY		50,798,482
Singapore - 2.5%
City Developments Ltd.	643,400	3,575,654
Jardine Cycle & Carriage Ltd.	125,200	3,227,566
Oversea-Chinese Banking Corp. Ltd.	4,985,686	49,866,233
Singapore Airlines Ltd.	1,654,300	9,367,835
STMicroelectronics NV (Italy)	807,870	43,229,269
TOTAL SINGAPORE		109,266,557
South Africa - 1.0%
Anglo American PLC (United Kingdom)	1,443,487	44,389,805
Spain - 4.9%
ACS Actividades de Construccion y Servicios SA	274,892	9,608,329
Banco Bilbao Vizcaya Argentaria SA	6,991,963	55,420,930
Banco de Sabadell SA	7,129,182	8,771,321
Banco Santander SA (Spain)	21,277,968	86,224,325
Repsol SA	1,681,769	25,676,274
Telefonica SA	7,317,041	31,176,197
TOTAL SPAIN		216,877,376
Sweden - 1.0%
Ericsson (B Shares)	3,892,625	19,581,756
Fastighets AB Balder (a)	826,030	3,856,125
Securitas AB (B Shares)	636,953	5,419,280
Skanska AB (B Shares)	492,811	7,855,837
SSAB AB (B Shares)	1,090,576	6,665,874
TOTAL SWEDEN		43,378,872
Switzerland - 0.6%
Adecco SA (Reg.)	207,382	8,420,844
Novartis AG	156,382	16,372,760
TOTAL SWITZERLAND		24,793,604
United Kingdom - 11.5%
3i Group PLC	1,233,106	31,285,361
Balfour Beatty PLC	777,093	3,484,504
Barclays PLC	18,715,903	37,138,210
Barratt Developments PLC	1,272,397	7,457,594
British American Tobacco PLC (United Kingdom)	2,832,302	95,245,000
BT Group PLC	8,840,508	13,841,468
CK Hutchison Holdings Ltd.	3,397,000	20,950,419
CNH Industrial NV	1,226,374	17,677,501
DCC PLC (United Kingdom)	128,387	7,432,570
IG Group Holdings PLC	519,875	4,723,646
Imperial Brands PLC	1,215,788	28,723,536
International Consolidated Airlines Group SA CDI (a)	3,149,350	6,915,380
Investec PLC	881,915	5,541,320
ITV PLC	4,600,320	4,270,824
J Sainsbury PLC	2,241,834	7,980,958
Kingfisher PLC	2,476,020	7,807,814
Legal & General Group PLC	7,567,959	22,668,602
Lloyds Banking Group PLC	85,228,505	49,240,663
Marks & Spencer Group PLC (a)	2,489,693	6,591,589
NatWest Group PLC	6,409,449	20,119,532
Persimmon PLC	404,690	6,019,370
Standard Chartered PLC (United Kingdom)	3,080,746	29,549,770
Taylor Wimpey PLC	4,622,647	6,783,784
Tesco PLC	9,117,768	30,198,726
Vistry Group PLC	451,150	4,571,074
Vodafone Group PLC	33,954,292	32,299,408
TOTAL UNITED KINGDOM		508,518,623
United States of America - 4.0%
GSK PLC	3,522,098	62,697,480
Sanofi SA	1,088,008	116,073,651
TOTAL UNITED STATES OF AMERICA		178,771,131
TOTAL COMMON STOCKS (Cost $3,835,262,518)		4,379,734,627

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $2,884,711)	2,900,000	2,884,311

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	6,533,768	6,535,074
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	3,292,740	3,293,070
TOTAL MONEY MARKET FUNDS (Cost $9,828,143)		9,828,144

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,847,975,372)	4,392,447,082
NET OTHER ASSETS (LIABILITIES) - 0.4%	18,175,359
NET ASSETS - 100.0%	4,410,622,441

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	281	Sep 2023	30,991,490	1,031,476	1,031,476

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,764,481 or 0.3% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,046,309.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	1,842,526	260,076,124	255,383,576	611,299	-	-	6,535,074	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	16,040,672	247,370,047	260,117,649	656,024	-	-	3,293,070	0.0%
Total	17,883,198	507,446,171	515,501,225	1,267,323	-	-	9,828,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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